Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and contingencies.
Schedule of contractual obligations and commercial commitments

The following table illustrates our contractual obligations and commercial commitments by due date as of June 30, 2020:

		Less than 1			More than
(dollars in thousands)	Total	year	1-3 years	3-5 years	5 years
Operating lease obligations	$12,076	$647	$1,879	$1,993	$7,557
Construction holdbacks	260,401	230,435	29,966	—	—
Total	$272,477	$231,082	$31,845	$1,993	$7,557